Non-Controlling Interest in Consolidated Subsidiaries - Summary of Changes in FEMSA's Non-Controlling Interest (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Balance at beginning of the period	$ 86,621
Capitalization of issued shares to former owners of Vonpar in Coca-Cola FEMSA				$ 4,082
Balance at end of the period	78,489	$ 3,997		86,621
Non-controlling interest [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Balance at beginning of the period	86,621			74,266	$ 60,332
Net income of non-controlling interest	9,089			(5,202)	6,035
Other comprehensive income (loss):	(4,080)			7,240	9,463
Exchange differences on translation of foreign operation	(4,016)			7,349	9,238
Remeasurements of the net defined benefits liability	155			30	(63)
Valuation of the effective portion of derivative financial instruments	(219)			(139)	288
Capitalization of issued shares to former owners of Vonpar in Coca-Cola FEMSA				2,867
Other acquisitions and remeasurements	413			(50)	1,710
(Derecognition) contribution from non-controlling interest	(11,140)			11,072	892
Equity instruments					(485)
Dividends	(3,713)			(3,622)	(3,690)
Share based payment	31			50	9
Balance at end of the period	78,489			$ 86,621	$ 74,266
Non-controlling interest [member] | IAS 29 [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Accounting standard adoption effects	1,418
Non-controlling interest [member] | Impact of adopting IFRS 9 [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Accounting standard adoption effects	$ (150)

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3